Allowance for loan losses (Tables)	12 Months Ended
Mar. 31, 2018
Changes in Allowance for Loan Losses, Allowance for Loan Losses and Loans Outstanding Disaggregated on Basis of Impairment Method, by Portfolio Segment

Changes in Allowance for loan losses by portfolio segment for the fiscal years ended March 31, 2016, 2017 and 2018 are shown below:

	Corporate	Retail	Other	Total
	(in millions of yen)
2016
Balance at beginning of fiscal year	423,177	60,469	36,613	520,259

Provision (credit) for loan losses	33,532	(15,474)	16,502	34,560

Charge-offs	(97,536)	(2,173)	(12,610)	(112,319)
Recoveries	17,232	1,399	2,034	20,665

Net charge-offs	(80,304)	(774)	(10,576)	(91,654)

Others (Note)	(8,666)	—	(3,252)	(11,918)

Balance at end of fiscal year	367,739	44,221	39,287	451,247

2017
Balance at beginning of fiscal year	367,739	44,221	39,287	451,247

Provision (credit) for loan losses	45,059	(10,666)	3,275	37,668

Charge-offs	(22,901)	(1,754)	(6,597)	(31,252)
Recoveries	18,320	5,122	2,158	25,600

Net charge-offs	(4,581)	3,368	(4,439)	(5,652)

Others (Note)	(890)	—	(2,700)	(3,590)

Balance at end of fiscal year	407,327	36,923	35,423	479,673

2018
Balance at beginning of fiscal year	407,327	36,923	35,423	479,673

Provision (credit) for loan losses	(123,470)	(7,427)	4,535	(126,362)

Charge-offs	(44,621)	(2,118)	(9,123)	(55,862)
Recoveries	12,924	814	1,482	15,220

Net charge-offs	(31,697)	(1,304)	(7,641)	(40,642)

Others (Note)	(3,088)	—	321	(2,767)

Balance at end of fiscal year	249,072	28,192	32,638	309,902

Note:	Others includes primarily foreign exchange translation.

The table below presents Allowance for loan losses and loans outstanding by portfolio segment disaggregated on the basis of impairment method at March 31, 2017 and 2018:

	Corporate	Retail	Other	Total
	(in millions of yen)
2017
Allowance for loan losses	407,327	36,923	35,423	479,673

of which individually evaluated for impairment	272,714	2,922	13,306	288,942
of which collectively evaluated for impairment	134,613	34,001	22,117	190,731

Loans (Note)	61,120,654	11,722,726	9,596,201	82,439,581

of which individually evaluated for impairment	772,647	23,422	65,075	861,144
of which collectively evaluated for impairment	60,348,007	11,699,304	9,531,126	81,578,437

2018
Allowance for loan losses	249,072	28,192	32,638	309,902

of which individually evaluated for impairment	129,789	2,602	7,383	139,774
of which collectively evaluated for impairment	119,283	25,590	25,255	170,128

Loans (Note)	60,837,559	11,133,862	11,689,919	83,661,340

of which individually evaluated for impairment	593,053	21,364	61,023	675,440
of which collectively evaluated for impairment	60,244,506	11,112,498	11,628,896	82,985,900

Note:	Amounts represent loan balances before deducting unearned income and deferred loan fees.